UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                           FORM 12b-25

                   NOTIFICATION OF LATE FILING

 (Check One)  [X] Form 10-K and Form 10-KSB[ ] Form 20-F [ ] Form 11-K
              [ ] Form 10-Q and Form 10-QSB[ ] Form N-SAR

               For Period Ended:  September 30, 2002
              [ ] Transition Report on Form 10-K
              [ ] Transition Report on Form 20-F
              [ ] Transition Report on Form 11-K
              [ ] Transition Report on Form 10-Q
              [ ] Transition Report on Form N-SAR
              For the Transition Period Ended:_______________________

Read  Attached  Instruction Sheet Before Preparing Form.
Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If  the  notification relates to a portion of the filing
checked above, identify  the Item(s) to which the
notification  relates:   N/A


                             PART 1
                     REGISTRANT INFORMATION


Full Name of Registrant:  Presidential Air Corporation
Former Name if Applicable: MLM World News Today, Inc

              Address of Principal Executive Office

Street and Number:  4225 Executive Square, Suite 200
City, State and Zip Code:  La Jolla, CA 92036


                            PART II
                     RULES 12B-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to RULE 12b-25(b), the following should be completed. (Check box if appropriate)


[X]       (a)      The reasons described in reasonable
detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[  ]      (b)      The subject annual report, semi-annual
report, transition report on Form 10-K, Form 20-
F, 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

[  ]       (c)     The accountant's statement or other
exhibit required by RULE 12b-25(c) has been attached if applicable.


                            PART III
                            NARRATIVE

State below in reasonable detail the reasons why the Form 10-K and Form 10-KSB, 11-K, 20-F, Form 10-Q and Form 10-QSB, N-SAR, or the transition report or portion thereof could not be filed within the prescribed period. (Attach extra sheets if needed)

     The Registrant was unable to file its Annual Report on Form 10-Q for the period ended September 30, 2002 in a timely manner due to a changes in business plan and an acquisition that required extraordinary accounting calculations. We were required to engage a new accounting firm in the last two weeks and the accounting firm was unable to complete the financial statements required for the Form 10-Q in a timely manner.


                             PART IV
                        OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification


  Wesley F. Gibbs             (858)             858) 552-0841
  --------------         -----------         -------------------
      (Name)             (Area Code)         (Telephone Number)


(2)      Have all other periodic reports required under
Section 13 or 15(d) of the Securities Exchange Act of 1934
or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) been filed?

         If the answer is no, identify report(s).  [X] Yes [ ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?
         [ ] Yes [X] No

         If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.


                  PRESIDENTIAL AIR CORPORATION
          (Name of Registrant as Specified in Charter)

     Has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

               Date: November 15, 2002

                               By: /s/ Wesley F. Gibbs
                                  ---------------------
                               Name:   Wesley F. Gibbs
                               Title:  President